UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Shares			Value
	COMMON STOCK - 98.5%
	AEROSPACE/DEFENSE - 5.5%
14,450	Ducommun, Inc.		$ 271,516
17,654	Kaman Corp.		294,822
			566,338
	BANKS - 1.6%
5,200	Old National Bancorp		51,064
8,685	PacWest Bancorp		114,295
			165,359
	CHEMICALS - 1.8%
7,385	Arch Chemicals, Inc.		181,597

	COMMERCIAL SERVICES - 6.5%
7,091	MAXIMUS, Inc.		292,504
12,235	Midas, Inc. *		128,223
4,840	Monro Muffler, Inc.		124,436
7,970	Transcend Services, Inc. *		126,324
			671,487
	COMPUTERS - 1.0%
4,960	MTS Systems Corp.		102,424

	DISTRIBUTION/WHOLESALE - 2.7%
5,422	Scansource, Inc. *		132,947
5,570	WESCO International, Inc. *		139,473
			272,420
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
44,465	Marlin Business Services Corp. *		249,004
22,694	National Financial Partners Corp.		166,120
			415,124
	ELECTRIC - 3.2%
14,735	Cleco Corp.		330,359

	ELECTRONICS - 3.0%
21,600	Benchmark Electronics, Inc. *		311,040

	ENGINEERING & CONSTRUCTION - 3.4%
15,847	Sterling Construction Co., Inc. *		241,825
6,110	Tutor Perini Corp. *		106,070
			347,895
WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
Shares			Value
	HEALTHCARE - PRODUCTS - 11.8%
8,420	Angiodynamics, Inc. *		$ 111,733
15,081	Greatbatch, Inc. *		340,981
2,780	ICU Medical, Inc. *		114,397
26,690	PSS World Medical, Inc. *		494,032
10,764	Quidel Corp. *		156,724
			1,217,867
	HEALTHCARE - SERVICES - 4.5%
5,100	ICON PLC - ADR *		110,058
24,203	US Physical Therapy, Inc. *		356,994
			467,052
	HOUSEHOLD PRODUCTS/WARES - 2.7%
14,662	Jarden Corp. *		274,912

	INSURANCE - 11.9%
22,084	Amtrust Financial Services, Inc.		251,758
7,553	IPC Holdings Ltd.		206,499
23,118	Max Capital Group Ltd.		426,758
4,860	Navigators Group, Inc. *		215,930
2,805	RLI Corp.		125,664
			1,226,609
	INTERNET - 5.7%
11,380	Avocent Corp. *		158,865
18,867	j2 Global Communications, Inc. *		425,639
			584,504
	IRON/STEEL - 0.8%
4,813	Universal Stainless & Alloy *		78,308

	MACHINERY - DIVERSIFIED - 1.4%
11,720	Columbus McKinnon Corp. *		148,258

	METAL FABRICATE/HARDWARE - 1.3%
9,340	Hawk Corp. *		129,359

	OIL & GAS - 2.0%
6,620	Forest Oil Corp. *		98,770
11,955	Quicksilver Resources, Inc. *		111,062
			209,832
WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
Shares			Value
	OIL & GAS SERVICES - 3.2%
6,235	Hornbeck Offshore Services, Inc. *		$ 133,367
4,897	Oil States International, Inc. *		118,556
9,760	Tetra Technologies, Inc. *		77,690
			329,613
	REITS - 2.2%
14,975	Redwood Trust, Inc.		221,031

	RETAIL - 7.6%
28,652	AFC Enterprises, Inc. *		193,401
3,840	Jack in the Box, Inc. *		86,208
49,753	Sonic Corp. *		499,023
			778,632
	SEMICONDUCTORS - 2.0%
15,760	MKS Instruments, Inc. *		207,874
	SOFTWARE - 4.1%
15,527	JDA Software Group, Inc. *		232,284
8,940	Progress Software Corp. *		189,260
			421,544
	TELECOMMUNICATIONS - 1.1%
10,050	IPG Photonics Corp. *		110,248

	TOYS/GAMES/HOBBIES - 3.5%
27,300	RC2 Corp. *		361,179

	TOTAL COMMON STOCK ( Cost - $9,113,672)		10,130,865

	TOTAL INVESTMENTS - 98.5% ( Cost - $9,113,672)		$ 10,130,865
	OTHER ASSETS LESS LIABILITIES - 1.5%		154,400
	NET ASSETS - 100.0%		$ 10,285,265

* Non-Income producing security.
ADR - American Depository Receipts

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,259,803
		Unrealized depreciation:	(242,610)
		Net unrealized appreciation:	$ 1,017,193

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.
WAYNE HUMMER SMALL CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's assets carried at fair value:

	Valuation Inputs	Investment in Securities ($)
	Level 1- Quoted Prices	$ 10,130,865
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total	$ 10,130,865

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/24/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/24/09